Fees and Expenses	Dec. 31, 2025 USD ($)
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 30 of the Fund’s Prospectus and page 17  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R6
Management Fees	0.87%	0.87%	0.87%	0.87%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	3.13%	3.13%	3.13%	3.13%
Total Annual Fund Operating Expenses	4.25%	5.00%	4.00%	4.00%
Less Expense Reimbursement and Fee Reduction[1]	-3.01%	-3.01%	-3.01%	-3.01%
Net Annual Fund Operating Expenses	1.24%	1.99%	0.99%	0.99%
[2]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$645	$1,487	$2,341	$4,534
Class C shares	$302	$1,232	$2,262	$4,690
Class I shares	$101	$941	$1,799	$4,018
Class R6 shares	$101	$941	$1,799	$4,018

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$645	$1,487	$2,341	$4,534
Class C shares	$202	$1,232	$2,262	$4,690
Class I shares	$101	$941	$1,799	$4,018
Class R6 shares	$101	$941	$1,799	$4,018

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76%  of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 35 of the Fund’s Prospectus and page 17  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[3]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R6
Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.15%	0.15%	0.15%	0.05%
Acquired Fund Fees and Expenses1,[2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.89%	1.64%	0.64%	0.54%
Less Fee Waiver and/or Expense Reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.88%	1.63%	0.63%	0.53%
[4],[5],[6]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$412	$599	$801	$1,385
Class C shares	$266	$516	$891	$1,743
Class I shares	$64	$204	$356	$797
Class R6 shares	$54	$172	$301	$676

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$412	$599	$801	$1,385
Class C shares	$166	$516	$891	$1,743
Class I shares	$64	$204	$356	$797
Class R6 shares	$54	$172	$301	$676

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 394%   of the average value of its portfolio.

Portfolio Turnover, Rate	394.00%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of the Fund’s Prospectus and page 17  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[7]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.90%	1.65%	0.65%
Less Fee Waiver and/or Expense Reimbursement[1]	-0.15%	-0.15%	-0.15%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.75%	1.50%	0.50%
[8]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$399	$588	$793	$1,383
Class C shares	$253	$506	$883	$1,742
Class I shares	$51	$193	$347	$796

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$399	$588	$793	$1,383
Class C shares	$153	$506	$883	$1,742
Class I shares	$51	$193	$347	$796

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39%   of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of the Fund’s Prospectus and page 17  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses have been adjusted to reflect the Fund’s ratios as if the Calvert Mid-Cap merger had occurred prior to the Fund’s most recent fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[9]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses1,[2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.17%	1.92%	0.92%
Expense Reimbursement[3]	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%	1.89%	0.89%
[10],[11],[12]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$868	$1,120	$1,857
Class C shares	$292	$594	$1,021	$2,034
Class I shares	$91	$284	$493	$1,116

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$868	$1,120	$1,857
Class C shares	$192	$594	$1,021	$2,034
Class I shares	$91	$284	$493	$1,116

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48%  of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%

[1]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class I shares and 0.99% for Class R6 shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[3]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[4]
1	Includes interest expense of 0.01% of average daily net assets.

[5]
2	Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.

[6]
3	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.93% for Class A shares, 1.68% for Class C shares, 0.68% for Class I shares and 0.65% for Class R6 shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated acquired fund. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[7]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[8]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[9]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[10]
1	Includes less than 0.005% of interest expense incurred as a result of the Fund’s use of the revolving line of credit facility.

[11]
2	Other expenses have been adjusted to reflect the Fund’s ratios as if the Calvert Mid-Cap merger had occurred prior to the Fund’s most recent fiscal year.

[12]
3	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares and 0.89% for Class I shares. This expense reimbursement will remain in effect through September 15, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.